Note 12 - Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Fiscal year ended October 31, 2023	Current	Deferred	Total
U.S. Federal	$105,756	$—	$105,756
State	39,968	—	39,968
Totals	$145,724	$—	$145,724
Fiscal year ended October 31, 2022	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	24,693	—	24,693
Totals	$24,693	$—	$24,693
Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended October 31,
	2023	2022	2021
“Expected” income taxes (benefit)	$464,567	$(67,704)	$1,384,030
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	25,751	10,217	136,875
Provision to return reconciliation adjustment	81,100	11,516	(13,721)
Excess tax benefits related to share-based compensation	(11,875)	(44,562)	(9,118)
PPP Loan forgiveness	—	—	(1,046,094)
Non-deductible life insurance premiums	5,527	5,527	5,527
Other differences, net	11,918	4,338	1,642
Change in valulation allowance	(431,264)	105,361	(479,039)
Reported income tax expense (benefit)	$145,724	$24,693	$(19,898)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	October 31,
	2023	2022
Deferred tax assets:
Accounts receivable, due to allowances for credit losses and sales returns	$35,563	$32,600
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	1,099,469	894,666
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	67,842	90,306
Share-based compensation expense	116,939	72,925
Section 163(j) interest	3,450	101,682
Research and experimental expenditures, due to capitalization for tax purposes	85,419	—
Net operating loss carryforwards	2,494,887	3,156,960
Plant and equipment, due to differences in depreciation and capital gain recognition	43,229	13,822
Other	8,122	23,223
Total gross deferred tax assets	3,954,920	4,386,184
Valuation allowance	(3,954,920)	(4,386,184)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	October 31,
	2023	2022
Unrecognized tax benefits balance at beginning of year	$28,488	$28,488
Gross decreases for tax positions of prior years	(1,330)	—
Gross increases for current year tax positions	1,036	—
Unrecognized tax benefits balance at end of year	$28,194	$28,488